Wireless Licenses Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Wireless Licenses, Goodwill and Other Intangible Assets [Line Items]
Wireless licenses under development	$ 4,176,000,000	$ 4,126,000,000
Average remaining renewal period of wireless license portfolio (in years)	5 years 1 month 6 days
Wireless Licenses
Wireless Licenses, Goodwill and Other Intangible Assets [Line Items]
Assets Held-for-sale, Current	900,000,000
Wireless licenses under development	$ 7,700,000,000	$ 7,300,000,000